Significant Accounting Policies - Summary of Investments Fair Value Measured Using Net Asset Value Per Share Practical Expedient (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Investments [Line Items]
Fair value	$ 2,804,353
Collective Investment Schemes Not Subject to Redemption Restrictions [Member]
Schedule of Investments [Line Items]
Fair value	$ 1,547,926
Redemption frequency (if currently eligible)	Three times weekly
Redemption provisions	No other material restrictions on redemption
Collective Investment Schemes Subject to Redemption Restrictions [Member]
Schedule of Investments [Line Items]
Fair value	$ 14,696
Redemption frequency (if currently eligible)	Three times weekly
Redemption provisions	14-day lock-up for new subscriptions
Single-investor Trust Products Not Subject to Redemption Restrictions [Member]
Schedule of Investments [Line Items]
Fair value	$ 778,465
Redemption frequency (if currently eligible)	Daily or three times weekly
Redemption notice period	Varies, up to 5-business-day
Redemption provisions	No other material restrictions on redemption
Single Investor Trust Products Subject to Redemption Restrictions [Member]
Schedule of Investments [Line Items]
Fair value	$ 2,427
Redemption frequency (if currently eligible)	Daily
Redemption provisions	180-calendar-day lock-up for new subscriptions
Others [Member]
Schedule of Investments [Line Items]
Fair value	$ 460,839
Redemption frequency (if currently eligible)	Daily
Redemption provisions	No other material restrictions on redemption